Expense Example - Alpha Architect US Equity 5 ETF - Alpha Architect US Equity 5 ETF Class	Nov. 12, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 11
Expense Example, with Redemption, 3 Years	$ 35